PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 4.3%
3,572  Iridium
Communications, Inc.
$ 108,767
0.0
1,364
(1)
Liberty Broadband
Corp. - Class A
104,782
0.0
9,085
(1)
Liberty Broadband
Corp. - Class C
702,180
0.1
2,782
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
198,996
0.0
24,642
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
1,908,030
0.2
53,066
(1)
Live Nation
Entertainment, Inc.
5,810,196
0.6
501
(1)
Madison Square
Garden Sports Corp.
104,338
0.0
4,093  Nexstar Media Group,
Inc.
676,778
0.1
202,092
(1)
Pinterest, Inc. - Class A
6,541,718
0.7
171,715
(1)
ROBLOX Corp. - Class
A
7,600,106
0.8
6,369
(1)
Roku, Inc.
475,510
0.1
3,632
(1)
TKO Group Holdings,
Inc.
449,315
0.0
148,544
(1)
Trade Desk, Inc.
- Class A
16,287,850
1.7
1,926
(1)
TripAdvisor, Inc.
27,908
0.0
12,158
(1)(2)
Trump Media &
Technology Group
Corp.
195,379
0.0
41,191,853
4.3
Consumer Discretionary : 15.1%
2,905
(1)
Bright Horizons Family
Solutions, Inc.
407,078
0.1
21,308
(1)
Burlington Stores, Inc.
5,614,232
0.6
3,707
(1)
CarMax, Inc.
286,848
0.0
12,726
(1)
Carvana Co.
2,215,724
0.2
25,352
(1)
Cava Group, Inc.
3,139,845
0.3
7,960
(2)
Choice Hotels
International, Inc.
1,037,188
0.1
23,411
Churchill Downs, Inc.
3,165,401
0.3
389,244
(1)
Coupang, Inc.
9,555,940
1.0
3,596
(1)
Crocs, Inc.
520,737
0.1
21,122  Darden Restaurants,
Inc.
3,466,754
0.4
50,975
(1)
Deckers Outdoor Corp.
8,127,964
0.9
1,712  Dick's Sporting Goods,
Inc.
357,294
0.0
4,078
Domino's Pizza, Inc.
1,754,111
0.2
152,155
(1)
DraftKings, Inc. - Class
A
5,964,476
0.6
12,327
(1)
Duolingo, Inc.
3,476,460
0.4
14,503
(1)
Dutch Bros, Inc.
- Class A
464,531
0.1
25,481
(1)
Etsy, Inc.
1,414,960
0.2
42,494
(1)
Expedia Group, Inc.
6,289,962
0.7
14,539
(1)
Five Below, Inc.
1,284,521
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
12,875
(1)
Floor & Decor
Holdings, Inc. - Class A
$ 1,598,689
0.2
3,172
(1)
Grand Canyon
Education, Inc.
449,948
0.1
9,093
H&R Block, Inc.
577,860
0.1
40,842
Hasbro, Inc.
2,953,693
0.3
42,363  Hilton Worldwide
Holdings, Inc.
9,764,671
1.0
2,139  Hyatt Hotels Corp.
- Class A
325,556
0.0
118,923  Las Vegas Sands
Corp.
5,986,584
0.6
30,323
(1)
Light & Wonder, Inc.
2,751,206
0.3
6,229
Murphy USA, Inc.
3,070,087
0.3
143,837
(1)
Norwegian Cruise Line
Holdings Ltd.
2,950,097
0.3
15,880
(1)
Planet Fitness, Inc.
- Class A
1,289,774
0.1
12,526
Pool Corp.
4,719,797
0.5
981
(1)
RH
328,076
0.0
25,543
Ross Stores, Inc.
3,844,477
0.4
27,648  Royal Caribbean
Cruises Ltd.
4,903,649
0.5
4,403
SharkNinja, Inc.
478,650
0.1
3,852
(1)
Skechers USA, Inc.
- Class A
257,776
0.0
56,375  Tempur Sealy
International, Inc.
3,078,075
0.3
22,405
Texas Roadhouse, Inc.
3,956,723
0.4
854
(1)
TopBuild Corp.
347,416
0.0
36,251
Tractor Supply Co.
10,546,503
1.1
13,925
(1)
Ulta Beauty, Inc.
5,418,496
0.6
10,718
Vail Resorts, Inc.
1,868,040
0.2
28,516
Wendy's Co.
499,600
0.1
25,318
Williams-Sonoma, Inc.
3,922,265
0.4
9,859
Wingstop, Inc.
4,102,133
0.4
2,248  Wyndham Hotels &
Resorts, Inc.
175,659
0.0
2,581
Wynn Resorts Ltd.
247,466
0.0
8,551
(1)
YETI Holdings, Inc.
350,847
0.0
36,364
Yum! Brands, Inc.
5,080,414
0.5
144,388,253
15.1
Consumer Staples : 2.4%
605
(1)
Boston Beer Co., Inc.
- Class A
174,930
0.0
2,151  Casey's General
Stores, Inc.
808,152
0.1
59,176
(1)
Celsius Holdings, Inc.
1,855,759
0.2
41,719
Clorox Co.
6,796,442
0.7
18,061
(1)
e.l.f. Beauty, Inc.
1,969,191
0.2
4,989
(1)
Freshpet, Inc.
682,346
0.1
6,804
Hershey Co.
1,304,871
0.1
15,520  Lamb Weston
Holdings, Inc.
1,004,765
0.1
7,343
(1)
Performance Food
Group Co.
575,471
0.1
1,306
(1)
Pilgrim's Pride Corp.
60,141
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
103,962
Sysco Corp.
$ 8,115,274
0.8
23,347,342
2.4
Energy : 3.8%
43,507  Antero Midstream
Corp.
654,780
0.1
39,442
Cheniere Energy, Inc.
7,093,249
0.7
9,234
Civitas Resources, Inc.
467,887
0.1
12,279
EQT Corp.
449,903
0.0
60,750
Hess Corp.
8,249,850
0.9
3,009  Matador Resources
Co.
148,705
0.0
11,604
(2)
New Fortress Energy,
Inc.
105,480
0.0
46,837  Permian Resources
Corp.
637,452
0.1
73,850
Targa Resources Corp.
10,930,539
1.1
6,311  Texas Pacific Land
Corp.
5,583,594
0.6
9,940
Viper Energy, Inc.
448,393
0.0
24,247  Weatherford
International PLC
2,059,055
0.2
36,828,887
3.8
Financials : 12.4%
13,773
Allstate Corp.
2,612,050
0.3
12,543
Ally Financial, Inc.
446,405
0.1
30,712  Ameriprise Financial,
Inc.
14,428,805
1.5
61,504  Ares Management
Corp. - Class A
9,584,783
1.0
5,005  Arthur J Gallagher &
Co.
1,408,257
0.2
78,786
(1)
Block, Inc.
5,288,904
0.6
168,589
Blue Owl Capital, Inc.
3,263,883
0.3
35,315
Brown & Brown, Inc.
3,658,634
0.4
55,723
(1)
Coinbase Global, Inc.
- Class A
9,928,167
1.0
22,949
(1)
Corpay, Inc.
7,177,529
0.8
1,646
(1)
Credit Acceptance
Corp.
729,869
0.1
109,788  Equitable Holdings,
Inc.
4,614,390
0.5
2,357
Everest Re Group Ltd.
923,543
0.1
4,524  FactSet Research
Systems, Inc.
2,080,361
0.2
1,620
Houlihan Lokey, Inc.
255,992
0.0
16,540  Jefferies Financial
Group, Inc.
1,018,037
0.1
7,400  Kinsale Capital Group,
Inc.
3,445,218
0.4
34,424
Lazard, Inc.
1,734,281
0.2
25,017  LPL Financial
Holdings, Inc.
5,819,705
0.6
1,018
(1)
Markel Corp.
1,596,815
0.2
8,969
Morningstar, Inc.
2,862,187
0.3
14,952
MSCI, Inc.
8,715,969
0.9
1,069,488
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
14,598,511
1.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,475
Popular, Inc.
$ 248,168
0.0
851
RLI Corp.
131,888
0.0
34,381  Ryan Specialty
Holdings, Inc.
2,282,555
0.2
20,590
(1)(2)
Shift4 Payments, Inc.
- Class A
1,824,274
0.2
54,703
(1)(2)
SoFi Technologies, Inc.
429,966
0.1
149,053
(1)
Toast, Inc. - Class A
4,219,690
0.4
7,001
TPG, Inc.
402,978
0.0
15,407  Tradeweb Markets,
Inc. - Class A
1,905,384
0.2
21,831
UWM Holdings Corp.
186,000
0.0
1,279
(1)
WEX, Inc.
268,245
0.0
13,883
XP, Inc. - Class A
249,061
0.0
118,340,504
12.4
Health Care : 13.6%
23,431
(1)
10X Genomics, Inc.
- Class A
529,072
0.1
14,758
(1)
Align Technology, Inc.
3,753,255
0.4
37,689
(1)
Alnylam
Pharmaceuticals, Inc.
10,365,606
1.1
55,821  AmerisourceBergen
Corp.
12,564,191
1.3
35,089
(1)
Apellis
Pharmaceuticals, Inc.
1,011,967
0.1
23,259
Bruker Corp.
1,606,267
0.2
48,623
Cardinal Health, Inc.
5,373,814
0.6
510
Chemed Corp.
306,495
0.0
16,943
(1)
DaVita, Inc.
2,777,466
0.3
134,531
(1)
Dexcom, Inc.
9,018,958
0.9
3,091
(1)
Doximity, Inc. - Class A
134,675
0.0
24,213
(1)
Exact Sciences Corp.
1,649,390
0.2
80,217
(1)
Exelixis, Inc.
2,081,631
0.2
3,043
(1)
Fortrea Holdings, Inc.
60,860
0.0
13,944  GE HealthCare
Technologies, Inc.
1,308,644
0.1
27,706
(1)
IDEXX Laboratories,
Inc.
13,997,625
1.5
3,153
(1)
Incyte Corp.
208,413
0.0
9,843
(1)
Inspire Medical
Systems, Inc.
2,077,365
0.2
23,470
(1)
Insulet Corp.
5,462,642
0.6
34,586
(1)
Intra-Cellular
Therapies, Inc.
2,530,658
0.3
48,895
(1)
Ionis Pharmaceuticals,
Inc.
1,958,734
0.2
6,845
(1)
IQVIA Holdings, Inc.
1,622,060
0.2
7,485
(1)
Masimo Corp.
997,975
0.1
8,538
(1)
Medpace Holdings,
Inc.
2,849,984
0.3
12,315
(1)
Molina Healthcare, Inc.
4,243,256
0.4
38,032
(1)
Natera, Inc.
4,828,162
0.5
33,513
(1)
Neurocrine
Biosciences, Inc.
3,861,368
0.4
12,389
(1)
Penumbra, Inc.
2,407,307
0.2
2,677
(1)
Repligen Corp.
398,391
0.0
13,340
ResMed, Inc.
3,256,561
0.3
30,432
(1)
Sarepta Therapeutics,
Inc.
3,800,652
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
30,286
(1)
Ultragenyx
Pharmaceutical, Inc.
$ 1,682,387
0.2
49,571
(1)
Veeva Systems, Inc.
- Class A
10,403,466
1.1
35,338
(1)
Viking Therapeutics,
Inc.
2,237,249
0.2
12,082
(1)
Waters Corp.
4,348,191
0.5
14,809  West Pharmaceutical
Services, Inc.
4,445,069
0.5
130,159,806
13.6
Industrials : 16.2%
22,947
AAON, Inc.
2,474,605
0.3
8,928  Advanced Drainage
Systems, Inc.
1,403,125
0.1
14,591
AMERCO
1,050,552
0.1
15,878
(1)(2)
American Airlines
Group, Inc.
178,469
0.0
4,919  Armstrong World
Industries, Inc.
646,504
0.1
2,276  Avis Budget Group,
Inc.
199,355
0.0
24,130
(1)
Axon Enterprise, Inc.
9,642,348
1.0
33,863
(1)
AZEK Co., Inc.
1,584,788
0.2
43,029  Booz Allen Hamilton
Holding Corp.
7,003,400
0.7
3,670
(1)
Builders FirstSource,
Inc.
711,466
0.1
6,249  BWX Technologies,
Inc.
679,266
0.1
2,088
Carlisle Cos., Inc.
939,078
0.1
5,365
(1)
Ceridian HCM Holding,
Inc.
328,606
0.0
11,810  Comfort Systems USA,
Inc.
4,610,034
0.5
42,355
(1)
Core & Main, Inc.
- Class A
1,880,562
0.2
6,171
EMCOR Group, Inc.
2,656,801
0.3
8,298
Equifax, Inc.
2,438,450
0.3
7,732  Expeditors
International of
Washington, Inc.
1,015,985
0.1
162,181
Fastenal Co.
11,582,967
1.2
4,555  Ferguson Enterprises,
Inc.
904,486
0.1
9,694
(1)
Generac Holdings, Inc.
1,540,183
0.2
14,811
HEICO Corp.
3,872,780
0.4
27,293
HEICO Corp. - Class A
5,561,222
0.6
8,307  Howmet Aerospace,
Inc.
832,777
0.1
3,856
KBR, Inc.
251,141
0.0
10,771  Lennox International,
Inc.
6,508,808
0.7
5,174  Lincoln Electric
Holdings, Inc.
993,511
0.1
3,226
(1)(2)
Loar Holdings, Inc.
240,627
0.0
83,577
(1)
Lyft, Inc. - Class A
1,065,607
0.1
66,019  Old Dominion Freight
Line, Inc.
13,114,014
1.4
2,372
(1)
Paycor HCM, Inc.
33,659
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
14,938
Quanta Services, Inc.
$ 4,453,765
0.5
3,544  Rockwell Automation,
Inc.
951,422
0.1
93,902
Rollins, Inc.
4,749,563
0.5
5,197
(1)
Saia, Inc.
2,272,440
0.2
1,342  Simpson
Manufacturing Co., Inc.
256,684
0.0
5,529
(1)
SiteOne Landscape
Supply, Inc.
834,381
0.1
4,883
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
158,746
0.0
19,251
Tetra Tech, Inc.
907,877
0.1
3,717
TransUnion
389,170
0.0
36,417
(1)
Trex Co., Inc.
2,424,644
0.3
1,124
(1)
U-Haul Holding Co.
87,088
0.0
5,404
United Rentals, Inc.
4,375,781
0.5
37,350
Veralto Corp.
4,177,971
0.4
47,871
Verisk Analytics, Inc.
12,827,513
1.3
120,319  Vertiv Holdings Co.
- Class A
11,970,537
1.2
18,244
(1)
WillScot Mobile Mini
Holdings Corp.
685,974
0.1
12,710
WW Grainger, Inc.
13,203,275
1.4
38,413
(1)
XPO, Inc.
4,129,782
0.4
154,801,789
16.2
Information Technology : 26.2%
7,613
(1)
Appfolio, Inc. - Class A
1,792,100
0.2
88,145
(1)
AppLovin Corp. - Class
A
11,507,330
1.2
371
(1)(2)
Astera Labs, Inc.
19,437
0.0
47,087  Bentley Systems, Inc.
- Class B
2,392,490
0.3
8,568
(1)
BILL Holdings, Inc.
452,048
0.1
35,929  Broadridge Financial
Solutions, Inc.
7,725,813
0.8
22,711
CDW Corp.
5,139,499
0.5
100,780
(1)
Cloudflare, Inc. - Class
A
8,152,094
0.9
3,127
Cognex Corp.
126,643
0.0
83,191
(1)
Confluent, Inc. - Class
A
1,695,433
0.2
100,463
(1)
Datadog, Inc. - Class A
11,559,273
1.2
68,272
(1)
DocuSign, Inc.
4,239,008
0.4
27,463
(1)
DoubleVerify Holdings,
Inc.
462,477
0.1
24,691
(1)
Dropbox, Inc. - Class A
627,892
0.1
99,088
(1)
Dynatrace, Inc.
5,298,235
0.6
27,339
(1)
Elastic NV
2,098,542
0.2
44,279
(1)
Enphase Energy, Inc.
5,004,413
0.5
50,601
Entegris, Inc.
5,694,131
0.6
1,179
(1)
EPAM Systems, Inc.
234,656
0.0
6,745
(1)
Fair Isaac Corp.
13,109,042
1.4
24,623
(1)
Five9, Inc.
707,419
0.1
25,331
(1)
Gartner, Inc.
12,836,738
1.3
39,812
(1)
Gitlab, Inc. - Class A
2,051,910
0.2
10,627
(1)
Globant SA
2,105,634
0.2
47,513
(1)
GoDaddy, Inc. - Class
A
7,449,088
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
12,514
(1)
Guidewire Software,
Inc.
$ 2,289,311
0.2
37,067
(1)
HashiCorp, Inc. - Class
A
1,255,089
0.1
79,547
HP, Inc.
2,853,351
0.3
16,423
(1)
HubSpot, Inc.
8,730,467
0.9
3,045
Jabil, Inc.
364,882
0.0
39,628
(1)
Lattice Semiconductor
Corp.
2,103,058
0.2
20,581
(1)
Manhattan Associates,
Inc.
5,791,082
0.6
3,315
(1)(2)
MicroStrategy, Inc.
- Class A
558,909
0.1
1,329
MKS Instruments, Inc.
144,476
0.0
23,722
(1)
MongoDB, Inc.
6,413,243
0.7
15,784  Monolithic Power
Systems, Inc.
14,592,308
1.5
17,164
(1)
nCino, Inc.
542,211
0.1
31,021
NetApp, Inc.
3,831,404
0.4
23,175
(1)
Nutanix, Inc. - Class A
1,373,119
0.1
23,971
(1)
Okta, Inc.
1,782,004
0.2
4,229
(1)
Onto Innovation, Inc.
877,771
0.1
676,228
(1)
Palantir Technologies,
Inc. - Class A
25,155,682
2.6
38,804
Paychex, Inc.
5,207,109
0.5
10,780
Paycom Software, Inc.
1,795,625
0.2
14,730
(1)
Paylocity Holding
Corp.
2,430,008
0.3
14,979
Pegasystems, Inc.
1,094,815
0.1
35,377
(1)
Procore Technologies,
Inc.
2,183,468
0.2
24,149
(1)
PTC, Inc.
4,362,758
0.5
89,947
(1)
Pure Storage, Inc.
- Class A
4,518,937
0.5
27,607
(1)
RingCentral, Inc.
- Class A
873,209
0.1
14,868
(1)
SentinelOne, Inc.
- Class A
355,643
0.0
44,929
(1)
Smartsheet, Inc.
- Class A
2,487,269
0.3
16,651
(1)
Super Micro Computer,
Inc.
6,933,476
0.7
32,604
(1)
Teradata Corp.
989,205
0.1
47,815
Teradyne, Inc.
6,403,863
0.7
11,359
(1)
Twilio, Inc. - Class A
740,834
0.1
12,110
(1)
Tyler Technologies,
Inc.
7,068,849
0.7
628
Ubiquiti, Inc.
139,240
0.0
128,157
(1)
UiPath, Inc. - Class A
1,640,410
0.2
44,374
(1)(2)
Unity Software, Inc.
1,003,740
0.1
7,900  Universal Display
Corp.
1,658,210
0.2
1,847
(1)
VeriSign, Inc.
350,856
0.0
20,047
Western Union Co.
239,161
0.0
3,678
(1)
Zebra Technologies
Corp. - Class A
1,362,037
0.1
30,765
(1)
Zscaler, Inc.
5,258,969
0.6
250,237,403
26.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 1.6%
10,150
Avery Dennison Corp.
$ 2,240,714
0.2
9,348
Celanese Corp.
1,270,954
0.1
3,716
Chemours Co.
75,509
0.0
50,624
(1)
Cleveland-Cliffs, Inc.
646,468
0.1
8,462
Eagle Materials, Inc.
2,434,094
0.3
15,108
Louisiana-Pacific Corp.
1,623,506
0.2
1,154  Martin Marietta
Materials, Inc.
621,141
0.1
9,653
RPM International, Inc.
1,168,013
0.1
2,646
Sealed Air Corp.
96,050
0.0
43,401
(1)
Valvoline, Inc.
1,816,332
0.2
11,474
Vulcan Materials Co.
2,873,434
0.3
14,866,215
1.6
Real Estate : 1.4%
55,871
Iron Mountain, Inc.
6,639,151
0.7
4,922
(1)
Jones Lang LaSalle,
Inc.
1,328,005
0.1
7,373  Lamar Advertising Co.
- Class A
985,033
0.1
27,837  Simon Property Group,
Inc.
4,705,009
0.5
13,657,198
1.4
Utilities : 1.7%
28,534
NRG Energy, Inc.
2,599,448
0.3
115,782
Vistra Corp.
13,724,798
1.4
16,324,246
1.7
Total Common Stock
(Cost $687,978,180)
944,143,496
98.7
EXCHANGE-TRADED FUNDS : 1.2%
100,312  iShares Russell Mid-
Cap Growth ETF
11,765,594
1.2
Total Exchange-Traded
Funds
(Cost $11,540,790)
11,765,594
1.2
Total Long-Term
Investments
(Cost $699,518,970)
955,909,090
99.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.6%
Repurchase Agreements : 0.4%
777,671
(3)
Bank of Montreal,
Repurchase
Agreement dated
09/30/2024, 4.860%,
due 10/01/2024
(Repurchase
Amount $777,775,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market
Value plus accrued
interest $793,224, due
09/01/25-09/20/54)
$ 777,671
0.1
1,000,000
(3)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
1,000,000
0.1
1,000,000
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,020,000, due
05/01/26-08/20/74)
1,000,000
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
07/15/28-09/01/54)
$ 1,000,000
0.1
Total Repurchase
Agreements
(Cost $3,777,671)
3,777,671
0.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
2,027,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $2,027,000) $ 2,027,000 0.2
Total Short-Term
Investments
(Cost $5,804,671)
5,804,671
0.6
Total Investments in
Securities
(Cost $705,323,641) $ 961,713,761 100.5
Liabilities in Excess
of Other Assets (4,856,212) (0.5)
Net Assets $ 956,857,549 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 944,143,496 $ — $ — $ 944,143,496
Exchange-Traded Funds 11,765,594 — — 11,765,594
Short-Term Investments 2,027,000 3,777,671 — 5,804,671
Total Investments, at fair value $ 957,936,090 $ 3,777,671 $ — $ 961,713,761
Other Financial Instruments+
Futures 47,411 — — 47,411
Total Assets $ 957,983,501 $ 3,777,671 $ — $ 961,761,172
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 7 12/20/24 $ 2,204,020 $ 47,411
$ 2,204,020 $ 47,411
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 294,333,741
Gross Unrealized Depreciation (37,943,621)
Net Unrealized Appreciation $ 256,390,120